Utility Capital Assets (Tables)	12 Months Ended
Dec. 31, 2016
Regulated Operations [Abstract]
Schedule of Public Utility Property, Plant, and Equipment
The service life ranges and weighted average remaining service life of the Corporation’s distribution, transmission, generation and other assets as at December 31 were as follows.

	2016		2015
(Years)	Service Life Ranges	Weighted Average Remaining Service Life	Service Life Ranges	Weighted Average Remaining Service Life
Distribution
Electric	5-80	32	5-80	30
Gas	7-95	33	4-95	33
Transmission
Electric	20-80	41	20-80	29
Gas	7-80	34	7-80	36
Generation	5-85	26	5-85	27
Other	3-70	14	3-70	8

	2016
(in millions)	Cost	Accumulated Depreciation	Net Book Value
Distribution
Electric	$9,616	$(2,752)	$6,864
Gas	3,956	(1,096)	2,860
Transmission
Electric	12,616	(2,876)	9,740
Gas	1,776	(562)	1,214
Generation	6,884	(2,474)	4,410
Other	3,497	(1,096)	2,401
Assets under construction	1,559	—	1,559
Land	289	—	289
	$40,193	$(10,856)	$29,337
10. UTILITY CAPITAL ASSETS (cont’d)

	2015
(in millions)	Cost	Accumulated Depreciation	Net Book Value
Distribution
Electric	$9,245	$(2,634)	$6,611
Gas	3,829	(1,021)	2,808
Transmission
Electric	3,093	(997)	2,096
Gas	1,735	(531)	1,204
Generation	6,465	(2,241)	4,224
Other	2,429	(849)	1,580
Assets under construction	886	—	886
Land	186	—	186
	$27,868	$(8,273)	$19,595

Schedule of Jointly Owned Facilities
As at December 31, 2016, interests in jointly owned facilities consisted of the following.

	Ownership		Accumulated	Net Book
(in millions)%		Cost	Depreciation	Value
San Juan Units 1 and 2	50.0	$670	$(352)	$318
Navajo Units 1, 2 and 3	7.5	206	(153)	53
Four Corners Units 4 and 5	7.0	185	(103)	82
Luna Energy Facility	33.3	73	(3)	70
Gila River Common Facilities	25.0	44	(15)	29
Springerville Coal Handling Facilities (1)	83.0	270	(108)	162
Transmission Facilities	1.0-80.0	750	(236)	514
		$2,198	$(970)	$1,228

(1)	In 2016 UNS Energy reclassified an additional 17.05% undivided interest in the Springerville Coal Handling Facilities from assets held for sale (Note 6).